Average Annual Total Returns - Large Cap Equity Fund		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index* (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.88%	14.42%	14.82%
Class AMF
Prospectus [Line Items]
Average Annual Return, Percent		12.62%	13.52%	13.21%
Class AMF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		9.93%	11.44%	10.42%
Class AMF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.42%	10.52%	9.98%
Class H
Prospectus [Line Items]
Average Annual Return, Percent		12.79%	13.74%	13.42%

[1]	The S&P 500 Index is an unmanaged index including 500 of the leading companies in the leading industries of the U.S. economy. The S&P 500 Index focuses on the large-cap segment of the market with approximately 75% coverage of U.S. equities, and is a proxy for the total stock market.